Parent Company Financial Statements - Schedule of Condensed Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 908	$ 518
Interest-earning deposits at banks	33,609	5,025
Investment in marketable equity securities	84	95
Other assets	5,857	4,369
Total assets	213,758	109,298	$ 58,309
Liabilities
Other liabilities	7,906	2,588
Total liabilities	192,503	99,636
Stockholders’ equity	21,255	9,662	$ 4,738	$ 4,229
Total liabilities and stockholders’ equity	213,758	109,298
Parent
Assets
Cash and due from banks	200	119
Interest-earning deposits at banks	5	3
Investment in marketable equity securities	82	93
Investment in banking subsidiary	21,324	9,935
Investment in other subsidiaries	50	34
Other assets	60	48
Total assets	21,721	10,232
Liabilities
Subordinated debt	367	454
Borrowings due to banking subsidiary	45	60
Other liabilities	54	56
Total liabilities	466	570
Stockholders’ equity	21,255	9,662
Total liabilities and stockholders’ equity	$ 21,721	$ 10,232